Insurance Contracts and Private Pension - Summary of Deferred Acquisition Costs (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reinsurance assets [Line Items]
Beginning Balance	R$ 496	R$ 495
Increase	1,298	1,089
Amortization	(1,163)	(1,088)
Ending Balance	631	496
Up to one year [member]
Disclosure of reinsurance assets [Line Items]
Beginning Balance	380
Ending Balance	464	380
Non-current [Member]
Disclosure of reinsurance assets [Line Items]
Beginning Balance	116
Ending Balance	R$ 167	R$ 116